Consolidated Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Prepaid expenses		$ 12,308	$ 79,665
Prepaid advertising		7,876	6,609
Derivative assets		0	22,676
DPP receivable		0	22,294	$ 0
Other receivables		38,127	30,518
Prepaid expenses and other current assets	[1]	58,311	181,831
Related Party
Related Party Transaction [Line Items]
Prepaid expenses and other current assets		$ 0	$ 20,069

[1]	Including amounts from a related party of $0 and $20,069 as of December 31, 2023 and 2022, respectively.